Taxation (Details) - Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of tax expense and the accounting profit multiplied by the applicable tax rate [Abstract]
The Group profit before tax	$ 45,443	$ 29,326	$ 25,253
Less: Profit related to non-taxable subsidiaries	(36,022)	(17,108)	(15,380)
Profit before tax for entities subject to corporate taxation	9,421	12,218	9,873
Profit multiplied by the standard rate of tax in the UK of 19% (2020:19%) (2019: 19%)	1,790	2,322	1,876
Net disallowed expenditure	(71)	(34)	50
Non-UK expenses not deductible for tax purposes/income not taxable	67
Fixed asset temporary differences not recognized for deferred tax	1	14	18
Other temporary differences not recognized for deferred tax	28	9	3
Adjustment in respect of prior years	97	(7)	(132)
Income tax credits for North Star Underwriting Limited – current year	(21)	(9)
IGI Labuan and IGI Casablanca current year tax charges	78	72	4
Other movements	1
Release of deferred tax liabilities for IGI UK	(55)	(292)
Effect of rate change to 17%			(131)
Difference in corporation tax rates	(189)
Income tax charge for the year	$ 1,747	$ 2,075	$ 1,688